Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Derivative [Line Items]
Derivative Instruments
DERIVATIVE INSTRUMENTS

Commodity Derivative Instruments

The Company uses derivative instruments to manage its exposure to cash-flow variability from commodity-price risk inherent in its crude oil and natural gas production. These include over-the-counter ("OTC") swaps, put options and collars. The derivative instruments are recorded at fair value on the consolidated balance sheets and any gains and losses are recognized in current period earnings.

Each swap transaction has an established fixed price. When the settlement price is above the fixed price, the Company pays its counterparty an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume. When the settlement price is below the fixed price, the counterparty pays the Company an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume.

Each put transaction has an established floor price. The Company pays the counterparty a premium in order to enter into the put transaction. When the settlement price is below the floor price, the counterparty pays the Company an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume. When the settlement price is above the floor price, the put option expires. All put options have expired as of December 31, 2013.

Each collar transaction has an established price floor and ceiling. When the settlement price is below the price floor established by these collars, the Company receives an amount from its counterparty equal to the difference between the settlement price and the price floor multiplied by the hedged contract volume. When the settlement price is above the price ceiling established by these collars, the Company pays its counterparty an amount equal to the difference between the settlement price and the price ceiling multiplied by the hedged contract volume.

The following table summarizes all open positions as of March 31, 2014:

	Year 2014	Year 2015
Crude Oil Swaps:
Notional volume (Bbl)	180,000	120,000
Weighted average price ($/Bbl)1	$94.50	$92.60
Crude Oil Collars:
Notional volume (Bbl)	1,149,000	492,000
Weighted average floor price ($/Bbl)1	$86.29	$85.49
Weighted average ceiling price ($/Bbl)1	$100.35	$94.14
Natural Gas Collars:
Notional volume (Mmbtu)	1,350,000	—
Weighted average floor price ($/Mmbtu)2	4.00	—
Weighted average ceiling price ($/Mmbtu)2	4.78	—
______________________________

1    The crude oil derivative contracts are settled based on the month's average daily NYMEX price of West Texas Intermediate Light Sweet Crude.

2    The natural gas derivative contracts are settled based on the NYMEX Henry Hub closing settlement price.

Fair Values and Gains (Losses)

The following table presents the fair value of derivative instruments. The Company's derivatives are presented as separate line items in its consolidated balance sheets as current and noncurrent derivative instrument assets and liabilities. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of the Company's master netting arrangements.

	Assets		Liabilities
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
	(In thousands)
Derivative Instruments:
Current amounts
Commodity contracts	$225	$671	$(4,156)	$(1,562)
Noncurrent amounts
Commodity contracts	440	1,078	(207)	(43)
Total derivative instruments	$665	$1,749	$(4,363)	$(1,605)

Gains and losses on derivatives are reported in the consolidated statements of operations.

The following represents the Company's reported gains and losses on derivative instruments for the periods presented:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Loss on derivative instruments:
Commodity derivative instruments	$(4,153)	$(1,653)
Interest rate derivative instruments	—	(4)
Total	$(4,153)	$(1,657)

Offsetting of Derivative Assets and Liabilities

The following table presents the Company's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
March 31, 2014
Derivative instrument assets with right of offset or master netting agreements	$665	$(507)	$158
Derivative instrument liabilities with right of offset or master netting agreements	$(4,363)	$507	$(3,856)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
______________________________

a    With all of the Company's financial trading counterparties, the Company has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

Credit-Risk Related Contingent Features in Derivatives

None of the Company's derivative instruments contains credit-risk related contingent features. No amounts of collateral were posted by the Company related to net positions as of March 31, 2014 and December 31, 2013.

DERIVATIVE INSTRUMENTS
Crude Oil Derivative Instruments
The Predecessor uses derivative instruments to manage its exposure to cash-flow variability from commodity-price risk inherent in its crude oil production. These include over-the-counter ("OTC") swaps, put options, and collars with the underlying contract and settlement pricings based on NYMEX West Texas Intermediate ("WTI"). The derivative instruments are recorded at fair value on the combined balance sheets and any gains and losses are recognized in current period earnings.
Each swap transaction has an established fixed price. When the settlement price is above the fixed price, the Predecessor pays its counterparty an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume. When the settlement price is below the fixed price, the counterparty pays the Predecessor an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume.
Each put transaction has an established floor price. The Predecessor pays the counterparty a premium in order to enter into the put transaction. When the settlement price is below the floor price, the counterparty pays the Predecessor an amount equal to the difference between the settlement price and the fixed price multiplied by the hedged contract volume. When the settlement price is above the floor price, the put option expires. All put options have expired as of December 31, 2013.
Each collar transaction has an established price floor and ceiling. When the settlement price is below the price floor established by these collars, the Predecessor receives an amount from its counterparty equal to the difference between the settlement price and the price floor multiplied by the hedged contract volume. When the settlement price is above the price ceiling established by these collars, the Predecessor pays its counterparty an amount equal to the difference between the settlement price and the price ceiling multiplied by the hedged contract volume.
The following table summarizes all open positions as of December 31, 2013:

	Year 2014	Year 2015
Swaps:
Notional volume (Bbl)	240,000	120,000
Weighted average price ($/Bbl)	$94.50	$92.60
Collars:
Notional volume (Bbl)	693,000	372,000
Weighted average floor price ($/Bbl)	$86.13	$84.03
Weighted average ceiling price ($/Bbl)	$103.59	$94.66

Interest Rate Derivative Instruments
The Predecessor's use of variable rate debt directly exposes it to interest rate risk. The Predecessor has historically executed interest rate swaps to fix the interest rate on a portion of the outstanding balance from the Predecessor's credit agreement. As of December 31, 2013, all of the Predecessor's interest rate swaps have expired.
Fair Values and Gains (Losses)
The following table presents the fair value of derivative instruments. The Predecessor derivatives are presented as separate line items in its combined balance sheets as current and noncurrent derivative instrument assets and liabilities. Derivative instruments are classified as current or noncurrent based on the contractual timing of expected future net cash flows of individual contracts. The expected future net cash flows for derivative instruments classified as current are expected to occur within the next 12 months. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of the Predecessor's master netting arrangements.

	Assets		Liabilities
	December 31,		December 31,
	2013	2012	2013	2012
	(In thousands)
Derivative Instruments:
Current amounts
Crude oil contracts	$671	$1,112	$(1,562)	$(417)
Interest rate contracts	—	—	—	(810)
Noncurrent amounts
Crude oil contracts	1,078	2,325	(43)	(345)
Interest rate contracts	—	—	—	—
Total derivative instruments	$1,749	$3,437	$(1,605)	$(1,572)

Gains and losses on derivatives are reported in the combined statements of operations.
The following represents the Predecessor's reported gains and losses on derivative instruments for the years presented:

	For the year ended December 31,
	2013	2012	2011
	(In thousands)
Loss on derivative instruments:
Crude oil derivative instruments	$(2,583)	$(408)	$(545)
Interest rate derivative instruments	(24)	(388)	(1,434)
Total	$(2,607)	$(796)	$(1,979)

Offsetting of Derivative Assets and Liabilities
The following table presents the Predecessor's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
December 31, 2012
Derivative instrument assets with right of offset or master netting agreements	$3,437	$(1,373)	$2,064
Derivative instrument liabilities with right of offset or master netting agreements	$(1,572)	$1,373	$(199)
______________________________
a    With all of the Predecessor's financial trading counterparties, the Predecessor has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.
Credit Risk related Contingent Features in Derivatives
None of the Company's derivative instruments contains credit-risk related contingent features. No amounts of collateral were posted by the Predecessor related to net positions as of December 31, 2013 and 2012.